EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY
EQUITY

21  – EQUITY

21.1     Number of shares:

	Number of subscribed, paid-in and voting shares
Series	2025	2024
A	473,289,301	473,289,301
B	473,281,303	473,281,303

21.1.1     Capital

	Paid-in and subscribed capital
Series	2025	2024
	ThCh$	ThCh$
A	135,379,504	135,379,504
B	135,358,070	135,358,070
Total	270,737,574	270,737,574

21.1.2     Rights of each series:

●	Series A: Elects 12 of the 14 Directors.
●	Series B: Receive an additional 10% of dividends distributed to Series A and elects 2 of the 14 Directors.

21.2        Dividend policy

Under Chilean law, we must distribute cash dividends equivalent to at least 30% of our annual net profit, barring a unanimous vote by shareholders to the contrary. If there is no net profit in a given year, the Company shall not be legally obligated to distribute dividends from accumulated earnings, unless approved by the General Shareholders Meeting.

In accordance with Circular No. 1,945 issued by the Financial Market Commission (CMF) on September 29, 2009, the Company’s Board of Directors decided to maintain the initial adjustments from the adoption of IFRS as retained earnings, whose distribution is contingent upon their future realization.

The dividends declared and paid per share during the current period are as follows:

Periods		Characteristic of	Profits allocated	CLP	CLP
Approval-Payment		the dividend	to dividends	Series A	Series B
12.27.2022	01.27.2023	Interim	2022 Earnings	29.00	31.90
04.20.2023	05.09.2023	Final	2022 Earnings	29.00	31.90
04.20.2023	05.26.2023	Final	Retained Earnings	50.00	55.00
07.25.2023	08.25.2023	Interim	2023 Earnings	29.00	31.90
09.27.2023	10.26.2023	Interim	2023 Earnings	29.00	31.90
12.28.2023	01.25.2023	Interim	2023 Earnings	32.00	35.20
04.25.2024	05.23.2024	Final	Accumulated earnings	32.00	35.20
04.25.2024	05.30.2024	Final	Accumulated earnings	30.00	33.00
07.31.2024	08.14.2024	Interim	2024 results	32.00	35.20
09.25.2024	10.25.2024	Interim	2024 results	32.00	35.20
12.19.2024	01.31.2025	Interim	2024 results	141.00	155.10
09.31.2025	10.23.2025	Interim	2025 results	35.00	38.50
11.25.2025	12.18.2025	Interim	2025 results	20.00	22.00

21.3        Other reserves

The balance of other reserves includes the follows:

Item	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(681,916,160)	(599,259,259)	(556,832,899)
Cash flow hedge reserve	(25,807,096)	(11,879,833)	(24,064,386)
Reserve for employee benefit actuarial gains or losses	(8,226,140)	(8,087,069)	(6,013,183)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	(282,797,770)	(186,074,535)	(153,758,842)

21.3.1     Polar acquisition

This amount corresponds to the difference between the valuation at fair value of the issuance of shares of Embotelladora Andina S.A. and the book value of the paid capital of Embotelladoras Coca-Cola Polar S.A., which was finally the value of the capital increase notarized in legal terms.

21.3.2     Cash flow hedge reserve

They arise from the fair value of the existing derivative contracts that have been qualified for hedge accounting at the end of each financial period. When contracts have expired, these reserves are adjusted and recognized in the income statement in the corresponding period (see Note 22).

21.3.3     Reserve for employee benefit actuarial gains or losses

Corresponds to the restatement effect of employee benefits actuarial gains or losses that according to IAS 19 amendments must be carried to other comprehensive income.

21.3.4     Legal and statutory reserves

In accordance with Official Circular N° 456 issued by the Chilean Financial Market Commission (CMF), the legally required price-level restatement of paid-in capital for 2009 is presented as part of other equity reserves and is accounted for as a capitalization from Other Reserves with no impact on net income or retained earnings under IFRS. This amount totaled CLP 5,435,538 thousand as of December 31, 2009.

21.3.5     Foreign currency translation reserves

This corresponds to the conversion of the financial statements of foreign subsidiaries whose functional currency is different from the presentation currency of the Consolidated Financial Statements. Additionally, exchange differences between accounts receivable kept by the companies in Chile with foreign subsidiaries are presented in this account, which have been treated as investment accounted for using the equity method, Translation reserves are detailed as follows:

Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Brazil	(140,318,584)	(149,362,866)	(106,141,988)
Argentina	(595,379,875)	(481,188,361)	(464,946,783)
Paraguay	53,782,299	31,291,968	14,255,872
Total	(681,916,160)	(599,259,259)	(556,832,899)

The movement of this reserve for the periods ended on the dates below is as follows:

Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Brazil	9,044,282	(43,220,877)	34,620,409
Argentina	(114,191,514)	(16,241,578)	(103,957,934)
Paraguay	22,490,331	17,036,095	7,987,992
Total	(82,656,901)	(42,426,360)	(61,349,533)

21.3.6     Consolidated statements of comprehensive income

The detail of the comprehensive income and expense for the periods ended on the dates indicated below, is detailed as follows:

	Gross
Balance as of 2025	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	(20,463,976)	6,522,863	(13,941,113)
Exchange rate translation differences (1)	(70,045,566)	31,233,446	(38,812,120)
Benefit related to defined benefit plans	(198,547)	53,608	(144,939)
Total Comprehensive income as of December 31, 2025	(90,708,089)	37,809,917	(52,898,172)

	Gross
Balance as of 2024	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	19,166,716	(6,978,956)	12,187,760
Exchange rate translation differences (1)	(71,165,622)	29,114,514	(42,051,108)
Benefit related to defined benefit plans	(2,865,423)	773,664	(2,091,759)
Total Comprehensive income as of December 31, 2024	(54,864,329)	22,909,222	(31,955,107)

	Gross
Balance as of 2023	Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash Flow for hedge (1)	52,472,352	(14,183,004)	38,289,348
Exchange rate translation differences (1)	(98,844,581)	37,650,601	(61,193,980)
Benefit related to defined benefit plans	2,381,650	(643,045)	1,738,605
Total Comprehensive income as of December 31, 2023	(43,990,579)	22,824,552	(21,166,027)

(1)These concepts will be reclassified to the statements of income when it is settled.

The movement of comprehensive income and expense is as follows:

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2025:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(20,704,135)	(70,045,566)	2,650,430
Deferred taxes	6,776,871	31,233,446	(715,616)
Reclassification to the result by function	(13,849)	—	(2,079,753)
Remeasurement of defined benefit plan	—	—	—
Total Changes in Equity	(13,941,113)	(38,812,120)	(144,939)
Equity attributable to owners of the parent	(13,927,263)	(39,294,032)	(139,071)
Non-Controlling interests	(13,850)	481,912	(5,868)
Total Changes in equity as of December 31, 2025	(13,941,113)	(38,812,120)	(144,939)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2024:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	19,232,249	(71,165,622)	(5,256,508)
Deferred taxes	(7,047,696)	29,114,514	1,419,257
Reclassification to the result by function	3,207	—	—
Remeasurement of defined benefit plan	—	—	1,745,492
Total Changes in Equity	12,187,760	(42,051,108)	(2,091,759)
Equity attributable to owners of the parent	12,184,553	(42,426,360)	(2,073,886)
Non-Controlling interests	3,207	375,252	(17,873)
Total Changes in equity as of December 31, 2024	12,187,760	(42,051,108)	(2,091,759)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2023:	Hedge	Differences	benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	52,393,210	(98,844,581)	6,374,693
Deferred taxes	(14,113,095)	37,650,601	(1,721,167)
Reclassification to the result by function	9,233	—	—
Remeasurement of defined benefit plan	—	—	(2,914,921)
Total Changes in Equity	38,289,348	(61,193,980)	1,738,605
Equity attributable to owners of the parent	38,280,115	(61,349,533)	1,763,133
Non-Controlling interests	9,233	155,553	(24,528)
Total Changes in equity as of December 31, 2023	38,289,348	(61,193,980)	1,738,605

21.4        Non-controlling interests

This is the recognition of the portion of equity and income from subsidiaries owned by third parties. This account is detailed as follows:

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2025	2024	2023	2025	2024	2023	2025	2024	2023
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	47,191	52,055	23,516	7,445	6,524	4,067
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	5,437	5,645	2,735	600	284	(243)
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	7,542,062	6,674,645	6,421,855	1,464,819	1,293,004	1,023,763
Vital S.A.	35.0000	35.0000	35.0000	10,565,260	10,065,265	9,518,527	487,766	556,347	579,391
Vital Aguas S.A.	33.5000	33.5000	33.5000	5,047,261	4,883,451	2,391,066	186,569	147,033	168,407
Envases Central S.A.	40.7300	40.7300	40.7300	9,081,513	8,286,374	7,491,638	784,346	803,205	758,514
Re-Ciclar S.A.*	40.0000	40.0000	40.0000	6,866,327	8,020,393	8,845,550	(1,151,066)	(825,156)	536,178
Total				39,155,051	37,987,828	34,694,887	1,780,479	1,981,241	3,070,077

The following tables presents summarized information regarding the Company´s subsidiaries that have non-controlling interest:

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.	S.A.
December 31, 2025	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	134,155,411	15,930,758	83,945,032	28,988,379	6,926,463	20,875,213	4,062,515
Total non-current assets	312,305,475	15,229,487	344,981,798	19,343,871	3,259,802	20,736,712	38,275,436
Total current liabilities	131,196,205	4,121,167	60,089,529	16,235,750	4,897,930	18,805,567	11,475,343
Total non-current liabilities	38,521,603	1,037,909	21,234,964	1,910,044	221,884	509,587	13,696,789
Net sales	730,202,964	27,878,066	314,659,686	90,699,202	6,788,850	11,500,355	11,088,971
Net Income	43,661,388	3,244,845	67,511,321	1,393,617	556,922	1,925,717	(2,877,665)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.	S.A.
December 31, 2024	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	161,902,977	14,204,112	85,774,550	28,559,446	7,329,622	25,574,823	4,908,214
Total non-current assets	374,554,073	18,410,878	294,746,275	18,428,555	12,538,543	20,148,227	37,673,531
Total current liabilities	183,500,071	4,213,859	53,232,081	16,484,508	5,130,820	23,353,945	1,503,047
Total non-current liabilities	47,687,552	1,406,730	19,664,352	1,745,594	159,880	2,024,550	1,027,715
Net sales	779,373,515	34,201,434	282,065,004	84,410,998	3,915,820	99,079,582	913,462
Net Income	38,261,377	1,610,079	59,592,621	1,589,562	438,904	1,972,017	(2,070,392)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	VJ	Vital Aguas	Envases	Re-Ciclar
	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.	S.A.
December 31, 2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	79,240,262	9,149,013	81,710,657	29,670,457	7,064,594	20,446,648	6,613,813
Total non-current assets	186,371,255	9,397,856	277,112,895	19,914,658	5,272,662	21,015,727	26,500,107
Total current liabilities	105,077,757	4,907,443	44,297,696	20,549,744	5,061,919	16,775,490	1,596,354
Total non-current liabilities	22,626,937	561,677	18,552,180	1,839,580	137,827	6,293,557	9,403,691
Net sales	445,970,004	22,146,635	223,840,648	80,683,367	22,338,380	92,778,313	—
Net Income	23,848,440	(1,388,032)	47,183,699	1,655,403	502,706	1,862,293	1,340,445

21.5        Earnings per share

The basic earnings per share presented in the statement of comprehensive income is calculated as the quotient between income for the period and the weighted average number of shares outstanding during the same period.

Earnings per share used to calculate basic and diluted earnings per share is detailed as follows:

Earnings per share	12.31.2025
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	127,952,003	140,744,933	268,696,936
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	270.35	297.38	283.86

Earnings per share	12.31.2024
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	110,792,786	121,870,098	232,662,884
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	234.09	257.50	245.80

Earnings per share	12.31.2023
	SERIES A	SERIES B	TOTAL
Net income attributable to owners of the parent (CLP 000’s)	81,639,457	89,801,953	171,441,410
Weighted average number of shares	473,289,301	473,281,303	946,570,604
Earnings per basic and diluted share (CLP)	172.49	189.74	181.12